Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (1,639,816)	$ (523,052)	$ (916,532)	$ (397,440)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	120,504	15,320	65,895
Deferred rent	139,702	53,956	64,753
Equity in (earnings) loss of non-consolidated affiliate	(105,550)	(13,267)	13,609	(178,397)
(Increase) decrease in operating assets:
Accounts receivable, net	(387,160)	265,776	208,416	(305,000)
Due from related parties	(252,147)
Other assets	(383,903)	(57,382)	(90,296)	(2,743)
Security deposits	(460,334)	(21,000)	(27,828)
Increase (decrease) in operating liabilities:
Accounts payable and accrued expenses	588,034	(6,516)	53,673	2,991
Patient deposits	462,878	35,415	130,906
Due to shareholders	109,829
Lease incentive obligation	573,289		60,428
Net cash (used in) provided by operating activities	(730,380)	(250,750)	(436,976)	(880,589)
Cash flows from investing activities:
Purchase of property and equipment	(2,406,323)	(324,702)	(546,470)
Investment in and loan to IMAC St. Louis, LLC		32,701	73,955	(421,603)
Net cash (used in) provided by investing activities	(2,406,323)	(292,001)	(472,515)	(421,603)
Cash flows from financing activities:
Proceeds from notes payable	2,803,320		200,000	500,000
Payments on notes payable	(100,933)	(45,726)	(85,916)
Proceeds from line of credit	365,000		25,000
Proceeds from capital lease obligation	52,436
Payments on capital lease obligation	(3,865)		(1,901)
Payment to non-controlling interest			(13,609)
Proceeds from non-controlling interest	105,550			178,397
Issuance of member units for cash				1,350,000
Contributions from members			37,500	150,000
Net cash provided by (used in) financing activities	3,221,508	(45,726)	161,074	2,178,397
Net (decrease) increase in cash	84,805	(588,477)	(748,417)	876,205
Cash, beginning of period	127,788	876,205	876,205
Cash, end of period	212,593	287,728	127,788	876,205
Supplemental cash flow information:
Interest paid	56,280	14,240	27,151
Non Cash Financing and Investing:
Tangible and intangible assets acquired through acquisition liabilities	$ 6,389,208